Schedule of contributed surplus (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Balance, beginning of period	$ 28,009	$ 26,985	$ 26,985
Share-based compensation	33	$ 169	487
Issuance costs	246		103
Exercise of warrants			434
Balance, end of period	$ 28,288		$ 28,009